UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number

811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

10/31

Date of reporting period:   4/30/14

Item 1.  Reports to Stockholders.

Larkin Point Equity Preservation Fund

Semi-Annual Report

April 30, 2014

Investor Information: 1-855-852-8998

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Larkin Point Equity Preservation Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Larkin Point Equity Preservation Fund
PORTFOLIO REVIEW
April 30, 2014 (Unaudited)

The Fund's performance figures* for the period ended April 30, 2014, compared to its benchmark:

			Since Inception(a)
Class A			0.80%
Class I			0.90%
S&P 500 Total Return Index			6.85%

*The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Past performance is no guarantee of future results. The Advisor has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in acquired funds, and extraordinary expenses) at 1.95% and 1.70% Class A and Class I shares, respectively, through February 28, 2015.  Each waiver or reimbursement by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at the time of the waiver and the repayment is approved by the Board of Trustees. Please review the Fund's most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-855-852-8998.

(a) Larkin Point Equity Preservation Fund commenced operations on December 12, 2013.

(b) The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends.  Investors cannot invest directly in an index or benchmark.

	PORTFOLIO ANALYSIS (Unaudited)
	April 30, 2014
		Percent of
		Net Assets
	Exchange Traded Funds	83.86%
	Purchased Options	9.00%
	Short-Term Investments	10.17%
	Liabilities in excess of other assets	(3.03)
	Total	100.00%

Larkin Point Equity Preservation Fund
PORTFOLIO OF INVESTMENTS
April 30, 2014
Shares		Value
	EXCHANGE TRADED FUNDS - 83.86%
	EQUITY FUND - 83.86%
9,200	SPDR S&P 500 ETF Trust	$ 1,733,556
15,800	Vanguard S&P 500 ETF	2,726,922
	TOTAL EXCHANGE TRADED FUNDS (Cost $4,223,185)	4,460,478

Contracts*
	PURCHASED CALL OPTIONS - 2.24%
55	SPDR S&P 500 ETF Trust	119,323
	Expiration March 2015, Exercise Price $170.00

	PURCHASED PUT OPTIONS - 6.76%
235	SPDR S&P 500 ETF Trust	107,160
	Expiration March 2015, Exercise Price $165.00
290	SPDR S&P 500 ETF Trust	252,445
	Expiration December 2015, Exercise Price $165.00
		359,605

	TOTAL PURCHASED OPTIONS (Cost $667,945)	478,928
Shares
	SHORT-TERM INVESTMENT - 10.17%
	US TREASURY BILLS - 1.32%
70,000	United States Treasury Bill	69,956

	MONEY MARKET FUND - 8.85%
470,635	Fidelity Institutional Money Market Funds -	470,635
	Money Market Portfolio 0.03% +

	TOTAL SHORT- TERM INVESTMENTS (Cost $540,591)	540,591

	TOTAL INVESTMENTS - 103.03% (Cost $5,431,721) (a)	$ 5,479,997
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.03)%	(160,955)
	NET ASSETS - 100.0%	$ 5,319,042

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $5,431,721 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 237,293
	Unrealized Depreciation:	(189,017)
	Net Unrealized Appreciation:	$ 48,276
Contracts*
	SCHEDULE OF WRITTEN CALL OPTIONS - 2.64%
290	SPDR S&P 500 ETF Trust	140,360
	Expiration June 2014, Exercise Price $186.00

	SCHEDULE OF WRITTEN PUT OPTIONS - 1.55%
290	SPDR S&P 500 ETF Trust	82,505
	Expiration June 2014, Exercise Price $186.00

	TOTAL WRITTEN OPTIONS (Proceeds $227,458)	222,865

* Each call/put option contract allows the holder of the option to purchase/sell 100 shares of the underlying stock or 1 future contract.
+ Money market fund; interest rate reflects seven-day effective yield on April 30, 2014.

Larkin Point Equity Preservation Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
For the Period Ended April 30, 2014*

ASSETS
Investment securities:
At cost	$ 5,431,721
At value	5,479,997
Receivable for securities sold	29,983
Deposit at broker	111,956
Receivable for Fund shares sold	8,825
Dividends and interest receivable	22
Due from advisor	3,036
Prepaid expenses and other assets	21,229
TOTAL ASSETS	5,655,048

LIABILITIES
Payable for investments purchased	109,309
Distribution (12b-1) fees payable	830
Options Short (Cost - $227,458)	222,865
Fees payable to other affiliates	1,104
Accrued expenses and other liabilities	1,898
TOTAL LIABILITIES	336,006
NET ASSETS	$ 5,319,042

Class A Shares:
Net Assets (Unlimited shares of no par value interest authorized;
404,742 shares of beneficial interest outstanding)	$ 4,079,197
Net Asset Value, Offering and Redemption Price Per Share
($4,079,197/404,742 shares of beneficial interest outstanding)	$ 10.08
Offering Price Per Share
($10.08/0.9425)	$ 10.69

Class I Shares:
Net Assets (Unlimited shares of no par value interest authorized;
122,915 shares of beneficial interest outstanding)	$ 1,239,845
Net Asset Value, Offering and Redemption Price Per Share
($1,239,845/122,915 shares of beneficial interest outstanding)	$ 10.09

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 5,255,665
Accumulated net investment loss	(5,200)
Accumulated net realized gain from security transactions	15,708
Net unrealized appreciation of investments, purchased options, and written options	52,869
NET ASSETS	$ 5,319,042

* The Fund commenced operations on December 12, 2013.

Larkin Point Equity Preservation Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended April 30, 2014*

INVESTMENT INCOME
Dividends	$ 20,012
Interest	92
TOTAL INVESTMENT INCOME	20,104

EXPENSES
Investment advisory fees	14,185
Legal fees	9,452
Accounting services fees	8,130
Audit fees	5,672
Registration fees	5,672
Compliance officer fees	5,104
Printing and postage expenses	3,781
Trustees' fees and expenses	3,025
Custodian fees	2,836
Distribution (12b-1) fees	2,381
Transfer agent fees	1,891
Insurance expense	1,512
Other expenses	756
TOTAL EXPENSES	64,397
Fees waived by the Advisor	(39,093)
NET EXPENSES	25,304

NET INVESTMENT LOSS	(5,200)

REALIZED AND UNREALIZED GAIN/LOSS ON INVESTMENTS
Net realized gain from security transactions and purchased options	15,708
Net change in unrealized appreciation of investments	48,276
Net change in unrealized appreciation of written options	4,593
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	68,577

NET INCREASE IN NET ASSETS FROM OPERATIONS	$ 63,377

* The Fund commenced operations on December 12, 2013.

Larkin Point Equity Preservation Fund
STATEMENT OF CHANGES IN NET ASSETS (Unaudited)
For the Period Ended April 30, 2014*

FROM OPERATIONS
Net investment income loss	$ (5,200)
Net realized gain from security transactions	15,708
Net change in unrealized appreciation of investments	48,276
Net change in unrealized appreciation of written options	4,593
Net increase in net assets resulting from operations	63,377

FROM SHARES OF BENEFICIAL INTEREST
Class A:
Proceeds from shares sold	4,170,598
Redemption fee proceeds	1,059
Payments for shares redeemed	(157,620)
Net increase in net assets from shares of beneficial interest	4,014,037
Class I:
Proceeds from shares sold	1,241,628
Net increase in net assets from shares of beneficial interest	1,241,628

TOTAL INCREASE IN NET ASSETS	5,319,042

NET ASSETS
Beginning of Period	-
End of Period *	$ 5,319,042
* Includes accumulated net investment loss of:	$ (5,200)

SHARE ACTIVITY
Class A
Shares Sold	420,508
Shares Redeemed	(15,766)
404,742
Class I
Shares Sold	122,915
122,915

Net increase in shares of beneficial interest outstanding	527,657

* The Fund commenced operations on December 12, 2013.

Larkin Point Equity Preservation Fund - Class A
FINANCIAL HIGHLIGHTS (Unaudited)
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period Presented
For the Period
Ended
April 30, 2014*

Net asset value, beginning of period	$ 10.00

Activity from investment operations:
Net investment loss (1)	(0.01)
Net realized and unrealized loss on investments	0.09
Total from investment operations	0.08

Paid in capital from redemption fees (5)	-

Net asset value, end of period	$ 10.08

Total return (2)	0.80%

Net assets, end of period (000s)	$ 4,079

Ratio of gross expenses to average net assets (2,3)	4.41%

Ratio of net expenses and net of waivers to average net assets	1.95%

Ratio of net investment (loss) to average net assets (2,3,4)	(0.36)%

Portfolio Turnover Rate (2)	4%

* The Fund commenced operations on December 12, 2013.
(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Not annualized.
(3)	Does not include expenses of other investment companies in which the Fund invests.
(4)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(5)	Amount is less than .001 per share

Larkin Point Equity Preservation Fund - Class I
FINANCIAL HIGHLIGHTS (Unaudited)
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period Presented

For the Period
Ended
April 30, 2014*

Net asset value, beginning of period	$ 10.00

Activity from investment operations:
Net investment loss (1)	(0.02)
Net realized and unrealized gain on investments	0.11
Total from investment operations	0.09

Net asset value, end of period	$ 10.09

Total return (2)	0.90%

Net assets, end of period (000s)	$ 1,240

Ratio of gross expenses to average net assets (2,3)	4.16%

Ratio of net expenses and net of waivers to average net assets	1.70%

Ratio of net investment (loss) to average net assets (2,3,4)	(0.11)%

Portfolio Turnover Rate (2)	4%

* The Fund commenced operations on December 12, 2013.
(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Not annualized.
(3)	Does not include expenses of other investment companies in which the Fund invests.
(4)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

Larkin Point Equity Preservation Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

April 30, 2014

 1.

ORGANIZATION

Larkin Point Equity Preservation Fund (the “Fund”), is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, open-end management investment company.  The Fund commenced investment operations on December 12, 2013. The investment objective is to seek capital preservation and capital appreciation with lower volatility then the broader equity market.

The Fund offers Class A and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Investors that purchase $1,000,000 or more of the Fund's Class A shares will not pay any initial sales charge on the purchase.  However, purchases of $1,000,000 or more of Class A shares may be subject to a contingent deferred sales charge (“CDSC”) on shares redeemed during the first 18 months after their purchase in the amount of the commissions paid on the shares redeemed. Class I shares of the Fund are sold at NAV without an initial sales charge and are not subject to 12b-1 distribution fees. All classes are subject to a 1% redemption fee on redemptions made with 60 days of the original purchase.  Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation.  Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation.  Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

Valuation of Fund of Funds - The Fund may invest in Funds of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value using the methods established by the board of directors of the Underlying Funds.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or sub-Advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Larkin Point Equity Preservation Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April, 30 2014

Fair Value Process.  This team is composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) Advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor or sub-Advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the Advisor or sub-Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of April 30, 2014 for the Fund’s assets and liabilities measured at fair value:

Larkin Point Equity Preservation Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April, 30 2014

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 4,460,478	$ -	$ -	$ 4,460,478
Purchased Call Options	119,323	-	-	119,323
Purchase Put Options	359,605	-	-	359,605
Short-Term Investments	540,591	-	-	540,591
Total Assets	$ 5,479,997	$ -	$ -	$ 5,479,997

Liablities
Call Options Written	$ 140,360	$ -	$ -	$ 140,360
Put Options Written	82,505	-	-	82,505
Total Liabilities	$ 222,865	$ -	$ -	$ 222,865

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 and Level 2 during the period.  It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Exchange Traded Securities - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.

Options Contracts - Each Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Option trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security.  The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

The number of option contracts written and the premiums received by the Fund during the period ended April 30, 2014, were as follows:

	Contracts	Premium
Outstanding at Beginning of Period	-	$ -
Options Written	(4,362)	(1,407,103)
Options Closed	3,782	1,179,645
Outstanding at End of Period	(580)	$ (227,458)

Offsetting of Financial Assets and Derivative Assets - The following table presents the Fund’s liability derivatives available for offset under a master netting arrangement net of collateral pledged as of April 30, 2014.

Larkin Point Equity Preservation Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April, 30 2014

Liabilities:			Gross Amounts of Assets Presented in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Financial Instruments Pledged		Cash Collateral Pledged	Net Amount of Assets
Options Written	$ 222,865	(1)	$ 222,865	(2)	$ -	$ -
Total	$ 222,865		$ 222,865		$ -	$ -

(1) Written options at value as presented in the Portfolio of Investments.

(2) The amount is limited to the derivative liability balance and, accordingly, does not include excess collateral pledged.

Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed annually. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for open tax year 2013. The Fund identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Larkin Point Equity Preservation Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April, 30 2014

3.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term investments and options, for the period ended April 30, 2014 amounted to $4,351,766 and $131,172, respectively.

4.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Larkin Point Investment Advisors, LLC serves as the Fund’s Investment Advisor (the “Advisor”).  The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. Certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Investment Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.05% of the Fund’s average daily net assets.

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund (The “waiver agreement”), until at least February 28, 2015, to ensure that Total Annual Fund Operating Expenses after fee waiver and/or reimbursement (exclusive of any taxes, short selling expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.95% and 1.70% of the Fund’s average daily net assets for Class A and Class I shares, respectively, subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses are subsequently less than 1.95% and 1.70% of average daily net assets attributable to Class A and Class I shares, respectively the Advisor shall be entitled to be reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 1.95% and 1.70% of average daily net assets for Class A and Class I shares, respectively.  If Fund Operating Expenses attributable to Class A and Class I shares subsequently exceed 1.95% and 1.70% per annum of the average daily net assets, the reimbursements shall be suspended. During the period ended April 30, 2014, the Advisor has reimbursed $39,093 in expenses to the Fund which may be recaptured through October 31, 2017.

The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of its average daily net assets for Class A and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A shares. The Distributor is an affiliate of GFS. For the period ended April 30, 2014, the Distributor did not receive any underwriting commissions for sales of Class A shares, none of which was retained by the principal underwriter or other affiliated broker-dealers.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.  GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Larkin Point Equity Preservation Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April, 30 2014

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”) - Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, Gemcom receives customary fees from the Fund.

5.

REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 60 days. The redemption fee is paid directly to the Fund in which the short-term redemption fee occurs.  For the period ended April 30, 2014, the Fund assessed $1,059 on Class A shares and $0 on Class I shares in redemption fees.

6.

 UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Fund currently invests a portion of its assets in the SPDR S&P 500 ETF Trust (“SPDR”) and Vanguard S&P 500 ETF (“Vanguard)”. The Fund may redeem its investment from SPDR and Vanguard at any time if the Manager determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of SPDR and Vanguard.  SPDR and Vanguard invests in a diversified portfolio of high-quality, short-term debt securities, including securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The financial statements of the SPDR and Vanguard including the portfolio of investments, can be found at SPDR and Vanguard’s’ website www.spdrs.com and www.vanguard.com, respectively, or the SEC’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements.  As of April 30, 2014 the percentage of the Fund’s net assets invested in SPDR and Vanguard was 32.59% and 51.27%, respectively.

7.

CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)9 of the 1940 Act.  As of March 31, 2014, Charles Schwab & Co, Inc. in accounts holding shares for the benefit of others in nominee name, held approximately 81% of the voting securities of Class A.

8.

SUBSEQUENT EVENTS

Subsequent events after the balance sheet date have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Larkin Point Equity Preservation Fund

EXPENSE EXAMPLES (Unaudited)

April 30, 2013

As a shareholder of Larkin Point Equity Preservation Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Larkin Point Equity Preservation Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2012 through April 30, 2014.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Larkin Point Equity Preservation Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 12/12/13	Ending Account Value 4/30/14	Expenses Paid During Period* 12/12/13 – 4/30/14
Class A	$1,000.00	$1,008.00	$7.46
Class I	1,000.00	1,009.00	6.50

Hypothetical (5% return before expenses)	Beginning Account Value 11/1/13	Ending Account Value 4/30/14	Expenses Paid During Period** 11/1/13 – 4/30/14
Class A	$1,000.00	$1,015.12	$9.74
Class I	1,000.00	1,016.36	8.50

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (139) divided by the number of days in the fiscal year (365).

**Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

Approval of Advisory Agreement – Larkin Point Equity Preservation Fund

At a meeting held on September 18, 2013 (the “Meeting”), the Board of Trustees (the “Board”) of Two Roads Shared Trust (the “Trust”), including each of the Independent Trustees, considered the approval of an investment advisory agreement (the “Agreement”) between Larkin Point Investment Advisors LLC (“Larkin Point” or the “Adviser”) and the Trust, on behalf of the Larkin Point Equity Preservation Fund (the “Fund”), a new series of the Trust.

In connection with the Board’s consideration of the Agreement, the Board received written materials in advance of the Meeting, which included information regarding: (a) a description of the Adviser’s investment management personnel; (b) an overview of the Adviser’s operations and financial condition; (c) a description of the Adviser’s brokerage practices (including any soft dollar arrangements); (d) a comparison of the Fund’s proposed advisory fee and estimated overall expenses to those of comparable mutual funds; (e) the anticipated level of profitability from the Adviser’s fund-related operations; and (f) the Adviser’s compliance policies and procedures, including policies and procedures for personal securities transactions.

In its consideration of the Agreement, the Board did not identify any single factor as controlling.  Matters considered by the Board in connection with its approval of the Agreement included, among others, the following:

Nature, Extent and Quality of Services. The Board reviewed materials provided by Larkin Point related to the proposed Agreement with the Trust on behalf of the Fund, including the proposed Agreement, a description of the manner in which investment decisions are to be made and executed, a review of the financial condition of Larkin Point, an overview of the personnel that would perform services for the Fund, a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the Investment Company Act of 1940, from engaging in conduct prohibited by Rule 17j-1(b), and other policies and procedures of Larkin Point pertaining to the Adviser’s management of risk, best execution of trades, and business continuity plans. In reaching its conclusions, the Board considered that Larkin Point’s personnel have experience managing  portfolios consistent with the Fund’s proposed investment strategies and that Larkin Point has developed a marketing and distribution strategy that would likely benefit the Fund and its future shareholders.  The Board considered Larkin Point’s capabilities in monitoring compliance with the Fund’s investment limitations and concluded that such practices were adequate. The Board then concluded that Larkin Pont had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the proposed Agreement and that the nature, overall quality and extent of the management services to be provided by Larkin Point to the Fund were satisfactory.

Performance. The Board considered that the Fund and Larkin Point are newly formed and as such did not have a record of prior performance to submit at the Meeting. The Board noted that the Fund’s portfolio managers have extensive investment management experience using similar investment strategies, but that records of the managers’ prior performance are not attributable to the Fund. The Board concluded that, based on Larkin Point’s in-person presentations and the professionalism, experience and qualifications of the portfolio management team, Larkin Point was expected to obtain an acceptable level of investment returns to shareholders.

Fees and Expenses. As to the costs of the services to be provided and profits to be realized by Larkin Point, the Board considered a comparison of the Fund’s proposed advisory fee and estimated overall expenses to those of certain peer funds with similar investment objectives and strategies (“Peer Group”). The Board considered that Larkin Point proposed to charge an advisory fee of 1.05% of the Fund’s average net assets.  The Board considered that the proposed advisory fee is lower than the median reflected in the Peer Group. The Board noted that the Fund’s overall estimated expenses were higher than the median of the Peer Group, but not the highest, and that those funds with lower overall total expenses than the Fund generally had a higher amount of assets under management.  The Board considered that Larkin Point has agreed to reimburse expenses to limit net annual operating expenses to 1.95%, 2.70%, 1.70% and 2.20% of the average net assets of Class A, Class C, Class I and Class R shares of the Fund, respectively.  The Board concluded that the proposed contractual advisory fee to be paid to Larkin Point was fair and reasonable and that the overall expense ratio was acceptable in light of these factors.

Profitability. The Board considered Larkin Point’s anticipated profitability and whether these profits are reasonable in light of the services proposed to be provided to the Fund and the Fund’s projected growth. The Board reviewed an estimated profitability analysis prepared by Larkin Point and concluded that, based on the Fund’s expected asset levels during its first two years of operations and the estimated costs of managing the Fund, it was satisfied that Larkin Point’s anticipated level of profitability from its relationship with the Fund would not be excessive during the Fund’s start-up phase.

Economies of Scale. The Board considered whether Larkin Point would realize economies of scale with respect to its management of the Fund. The Board considered the estimated profitability analysis included in the Board Materials. The Board considered that while expenses of managing the Fund as a percentage of assets under management are expected to decrease as the Fund’s assets grow, at current and projected asset levels, economies of scale was not a relevant consideration at this time. The Board noted that it would revisit whether economies of scale exist in the future once the Fund has achieved sufficient scale.

 Conclusion. The Board, having requested and received such information from Larkin Point as it believed reasonably necessary to evaluate the terms of the proposed Agreement, and assisted by the advice of independent counsel, determined that approval of the Agreement for an initial two-year term is in the best interests of the Fund and its future shareholders.

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION
Why?

Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.
Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

•

Social Security number and income

•

Account transactions and transaction history

•

Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes – to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes – information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes – information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-402-895-1600

What we do
How does Two Roads Shared Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.

These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Two Roads Shared Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or give us contact information

•

provide account information or give us your income information

•

make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness

•

affiliates from using your information to market to you

•

sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Two Roads Shared Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Two Roads Shared Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you. • Two Roads Shared Trust does not jointly market.

Proxy Voting Policy

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended April 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-855-852-8998 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

Each Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-855-852-8998.

Investment Advisor

Larkin Point Investment Advisors LLC

47 West River Road, Suite D

Rumson, NJ 07760

Administrator

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, NY 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Two Roads Shared Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

7/2/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

7/2/14

By (Signature and Title)

/s/ Jim Colantino

        Jim Colantino, Treasurer

Date

7/2/14